UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-3346

                          Oppenheimer Series Fund, Inc.
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                       Date of fiscal year end: October 31

                      Date of reporting period: 07/31/2008

ITEM 1. SCHEDULE OF INVESTMENTS.

OPPENHEIMER VALUE FUND

STATEMENT OF INVESTMENTS   JULY 31, 2008 / UNAUDITED

                                                      SHARES          VALUE
                                                    ----------   --------------
COMMON STOCKS--97.8%
CONSUMER DISCRETIONARY--5.8%
MEDIA--5.8%
Cinemark Holdings, Inc.                              2,723,561   $   39,927,404
Liberty Global, Inc., Series C(1)                    3,610,576       98,929,782
News Corp., Inc., Cl. A                              3,517,600       49,703,688
                                                                 --------------
                                                                    188,560,874
                                                                 --------------
CONSUMER STAPLES--8.4%
BEVERAGES--5.0%
Coca-Cola Co. (The)                                  3,177,089      163,620,084
TOBACCO--3.4%
Philip Morris International, Inc.                    2,158,670      111,495,306
ENERGY--12.4%
OIL, GAS & CONSUMABLE FUELS--12.4%
Devon Energy Corp.                                   1,540,353      146,164,096
Exxon Mobil Corp.                                    2,072,000      166,650,960
Hess Corp.                                             375,800       38,106,120
Murphy Oil Corp.                                       684,442       54,570,561
                                                                 --------------
                                                                    405,491,737
                                                                 --------------
FINANCIALS--27.2%
CAPITAL MARKETS--17.2%
Credit Suisse Group AG, ADR                          3,156,948      157,468,566
Goldman Sachs Group, Inc. (The)                        741,910      136,541,116
Julius Baer Holding AG                               2,261,450      144,660,254
Morgan Stanley                                       1,553,630       61,337,312
UBS AG                                               3,245,539       62,671,358
                                                                 --------------
                                                                    562,678,606
                                                                 --------------
CONSUMER FINANCE--2.8%
American Express Co.                                 1,087,700       40,375,424
Capital One Financial Corp.                          1,209,769       50,640,930
                                                                 --------------
                                                                     91,016,354
                                                                 --------------
DIVERSIFIED FINANCIAL SERVICES--2.9%
Citigroup, Inc.                                      5,121,470       95,720,274
INSURANCE--4.3%
Everest Re Group Ltd.                                1,204,039       98,490,390
National Financial Partners Corp.(2)                 1,974,732       41,173,162
                                                                 --------------
                                                                    139,663,552
                                                                 --------------
HEALTH CARE--9.8%
HEALTH CARE PROVIDERS & SERVICES--2.6%
Aetna, Inc.                                          1,201,700       49,281,717
WellPoint, Inc.(1)                                     715,503       37,528,132
                                                                 --------------
                                                                     86,809,849
                                                                 --------------
PHARMACEUTICALS--7.2%
Abbott Laboratories                                  2,863,900      161,352,126
Schering-Plough Corp.                                3,519,577       74,192,683
                                                                 --------------
                                                                    235,544,809
                                                                 --------------


                           1 | OPPENHEIMER VALUE FUND

OPPENHEIMER VALUE FUND

STATEMENT OF INVESTMENTS   JULY 31, 2008 / UNAUDITED

                                                      SHARES          VALUE
                                                    ----------   --------------
INDUSTRIALS--9.2%
INDUSTRIAL CONGLOMERATES--4.1%
Siemens AG, Sponsored ADR                            1,103,700   $  133,967,106
MACHINERY--4.0%
Deere & Co.                                            425,430       29,848,169
Navistar International Corp.(1)                      1,841,904      103,146,624
                                                                 --------------
                                                                    132,994,793
                                                                 --------------
TRADING COMPANIES & DISTRIBUTORS--1.1%
Aircastle Ltd.                                       3,198,989       35,028,930
INFORMATION TECHNOLOGY--6.2%
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--6.2%
Lam Research Corp.(1)                                3,829,610      125,955,873
Varian Semiconductor Equipment Associates, Inc.(1)   2,637,447       77,066,201
                                                                 --------------
                                                                    203,022,074
                                                                 --------------
MATERIALS--9.3%
CHEMICALS--7.3%
Eastman Chemical Co.                                 1,739,679      104,311,153
FMC Corp.                                               72,461        5,388,925
Lubrizol Corp. (The)                                 2,627,075      130,828,335
                                                                 --------------
                                                                    240,528,413
                                                                 --------------
METALS & MINING--2.0%
Carpenter Technology Corp.                             587,609       22,740,468
Teck Cominco Ltd., Cl. B                               893,300       41,065,001
                                                                 --------------
                                                                     63,805,469
                                                                 --------------
TELECOMMUNICATION SERVICES--2.8%
DIVERSIFIED TELECOMMUNICATION SERVICES--2.8%
AT&T, Inc.                                           3,008,900       92,704,209
UTILITIES--6.7%
ELECTRIC UTILITIES--6.7%
Exelon Corp.                                         1,425,259      112,053,863
FirstEnergy Corp.                                    1,452,845      106,856,751
                                                                 --------------
                                                                    218,910,614
                                                                 --------------
Total Common Stocks (Cost $3,314,350,945)                         3,201,563,053
                                                                 --------------
INVESTMENT COMPANY--0.4%
Oppenheimer Institutional Money Market Fund,
Cl. E, 2.67%(2,3) (Cost $14,471,880)                14,471,880       14,471,880
                                                                 --------------
TOTAL INVESTMENTS, AT VALUE (COST $3,328,822,825)         98.2%   3,216,034,933
                                                                 --------------
OTHER ASSETS NET OF LIABILITIES                            1.8       57,597,386
                                                    ----------   --------------
NET ASSETS                                               100.0%  $3,273,632,319
                                                    ==========   ==============

FOOTNOTES TO STATEMENT OF INVESTMENTS

(1.) Non-income producing security.

(2.) Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended July 31, 2008, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                        SHARES                                       SHARES
                                                     OCTOBER 31,       GROSS           GROSS        JULY 31,
                                                         2007        ADDITIONS       REDUCTIONS       2008
                                                     -----------   -------------   -------------   ----------
National Financial Partners Corp.                        649,821       1,455,111         130,200    1,974,732
Oppenheimer Institutional Money Market Fund, Cl. E    94,288,244   1,574,898,813   1,654,715,177   14,471,880


                           2 | OPPENHEIMER VALUE FUND

OPPENHEIMER VALUE FUND

STATEMENT OF INVESTMENTS   JULY 31, 2008 / UNAUDITED

                                                                    DIVIDEND     REALIZED
                                                        VALUE        INCOME        LOSS
                                                     -----------   ----------   ----------
National Financial Partners Corp.                    $41,173,162   $1,165,310   $3,437,246
Oppenheimer Institutional Money Market Fund, Cl. E    14,471,880    4,499,473           --
                                                     -----------   ----------   ----------
                                                     $55,645,042   $5,664,783   $3,437,246
                                                     ===========   ==========   ==========


(3.) Rate shown is the 7-day yield as of July 31, 2008.

FOREIGN CURRENCY EXCHANGE CONTRACTS AS OF JULY 31, 2008 ARE AS FOLLOWS:

                                  CONTRACT
                                   AMOUNT          EXPIRATION                 UNREALIZED
CONTRACT DESCRIPTION   BUY/SELL    (000S)             DATE        VALUE      DEPRECIATION
--------------------   --------   --------         ----------   ----------   ------------
Swiss Franc (CHF)        Buy        6,543    CHF     8/4/08     $6,247,400      $13,510

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Directors. Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the closing price reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities for which market quotations are not readily available are valued at their fair value. Securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Shares of a registered investment company that are not traded on an exchange are valued at the acquired investment company's net asset value per share. "Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Directors.

Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company,


                           3 | OPPENHEIMER VALUE FUND

OPPENHEIMER VALUE FUND

STATEMENT OF INVESTMENTS   JULY 31, 2008 / UNAUDITED

regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

INVESTMENTS WITH OFF-BALANCE SHEET MARKET RISK. The Fund enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund's Statement of Assets and Liabilities in the annual and semiannual reports.

FOREIGN CURRENCY EXCHANGE CONTRACTS

The Fund may enter into foreign currency exchange contracts ("forward contracts") for the purchase or sale of a foreign currency at a negotiated rate at a future date.

Forward contracts are reported on a schedule following the Statement of Investments. Forward contracts will be valued daily based upon the closing prices of the forward currency rates determined at the close of the Exchange as provided by a bank, dealer or pricing service. The resulting unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities in the annual and semiannual reports as a receivable or payable and in the Statement of Operations in the annual and semiannual reports within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations in the annual and semiannual reports.

Risks to the Fund include both market and credit risk. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual payments that the Fund has not yet received.

RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of July 31, 2008, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

In March 2008, the FASB issued SFAS No. 161, "Disclosures about Derivative Instruments and Hedging Activities." This standard requires enhanced disclosures about derivative and hedging activities, including qualitative disclosures about how and why the Fund uses derivative instruments, how these activities are accounted for, and their effect on the Fund's financial position, financial performance and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the Fund's financial statements and related disclosures.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of July 31, 2008 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities   $3,407,875,025
                                 ==============
Gross unrealized appreciation    $  212,660,049
Gross unrealized depreciation      (404,500,141)
                                 --------------
Net unrealized depreciation      $ (191,840,092)
                                 ==============

                           4 | OPPENHEIMER VALUE FUND



ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 07/31/2008, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Series Fund, Inc.


By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer
Date: 09/12/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer
Date: 09/12/2008

By: /s/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer
Date: 09/12/2008